United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.3%[1]
		Consumer Discretionary—12.5%
45,840	[2]	AMC Networks, Inc.	$2,611,505
71,133		Aaron's, Inc.	2,109,093
57,615		Advance Auto Parts, Inc.	4,235,855
67,484	[2]	Aeropostale, Inc.	913,058
144,605		American Eagle Outfitters, Inc.	2,922,467
38,572	[2]	Ann, Inc.	1,189,560
91,813	[2]	Ascena Retail Group, Inc.	1,556,230
21,199	[2]	Bally Technologies, Inc.	1,020,944
67,359	[2,3]	Barnes & Noble, Inc.	898,569
19,554		Bob Evans Farms, Inc.	865,656
56,307		Brinker International, Inc.	1,843,491
26,270	[2]	Cabela's, Inc., Class A	1,356,057
47,812	[2]	Carter's, Inc.	2,879,717
23,767	[3]	Cheesecake Factory, Inc.	788,114
134,737		Chicos Fas, Inc.	2,415,834
79,866		Cinemark Holdings, Inc.	2,247,429
39,253	[2,3]	Deckers Outdoor Corp.	1,568,157
40,258		DeVRY, Inc.	1,013,294
65,807		Dick's Sporting Goods, Inc.	3,131,755
83,302	[2,3]	Dreamworks Animation SKG, Inc.	1,450,288
117,548		Foot Locker, Inc.	4,037,774
137,259		Gentex Corp.	2,625,765
66,096		Guess ?, Inc.	1,790,541
29,874		HSN, Inc.	1,780,490
77,169	[2]	Hanesbrands, Inc.	2,892,294
17,533		International Speedway Corp., Class A	480,579
55,255	[2]	Jarden Corp.	3,251,204
35,653		KB HOME	679,903
231,639	[2]	LKQ Corp.	5,186,397
45,043	[2]	Lamar Advertising Co.	1,920,633
21,478	[2]	Life time Fitness, Inc.	1,089,579
42,212		M.D.C. Holdings, Inc.	1,659,776
18,297		Matthews International Corp., Class A	599,410
25,260		Meredith Corp.	915,928
49,814	[2]	Mohawk Industries, Inc.	5,064,091
3,660	[2]	NVR, Inc.	3,768,556
39,809	[2]	New York Times Co., Class A	352,708
202,209	[2]	Office Depot, Inc.	875,565
54,863		PVH Corp.	6,521,565
22,380	[2]	Panera Bread Co.	3,576,548
50,847		Polaris Industries, Inc.	4,428,265
15,944		Regis Corp.	283,006
42,832		Rent-A-Center, Inc.	1,528,246
34,110	[2,3]	Saks, Inc.	368,729
37,013		Scholastic Corp.	1,097,806
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
39,107	[2]	Scientific Games Holdings Corp.	$347,661
171,589		Service Corp. International	2,561,824
63,194		Signet Jewelers Ltd.	3,954,681
39,104		Sothebys Holdings, Inc., Class A	1,404,616
17,905		Strayer Education, Inc.	1,018,794
33,858	[2]	Tempur-Pedic International, Inc.	1,319,108
314,676		The Wendy's Co.	1,617,435
22,695		Thor Industries, Inc.	955,006
118,737	[2]	Toll Brothers, Inc.	4,446,701
53,801		Tractor Supply Co.	5,577,550
43,080		Tupperware Brands Corp.	3,282,696
49,705	[2,3]	Under Armour, Inc., Class A	2,528,493
26,884	[3]	Valassis Communications, Inc.	754,365
71,677	[2]	WMS Industries, Inc.	1,774,006
31,878	[2]	Warnaco Group, Inc.	2,333,788
33,795		Wiley (John) & Sons, Inc., Class A	1,294,348
67,004		Williams-Sonoma, Inc.	2,948,176
		TOTAL	131,911,679
		Consumer Staples—3.3%
99,684		Church and Dwight, Inc.	5,760,738
53,442		Energizer Holdings, Inc.	4,649,988
85,270		Flowers Foods, Inc.	2,292,058
84,596	[2,3]	Green Mountain Coffee, Inc.	3,851,656
50,328		Harris Teeter Supermarkets Inc.	2,088,109
111,027		Hillshire Brands Co.	3,439,617
57,884		Ingredion, Inc.	3,824,396
13,671		Lancaster Colony Corp.	976,930
35,302		Post Holdings, Inc.	1,341,123
300,359	[3]	SUPERVALU, Inc.	1,174,404
92,630	[2]	Smithfield Foods, Inc.	2,159,205
12,281	[3]	Tootsie Roll Industries, Inc.	332,815
28,780	[2]	United Natural Foods, Inc.	1,553,544
27,261		Universal Corp.	1,482,453
		TOTAL	34,927,036
		Energy—5.7%
177,798	[2]	Alpha Natural Resources, Inc.	1,575,290
95,257		Arch Coal, Inc.	678,230
44,008	[2]	Atwood Oceanics, Inc.	2,322,302
7,155	[2]	Bill Barrett Corp.	114,265
8,872	[3]	Carbo Ceramics, Inc.	710,736
67,024		Cimarex Energy Co.	4,280,153
60,346	[2]	Dresser-Rand Group, Inc.	3,684,123
22,146	[2]	Dril-Quip, Inc.	1,795,819
58,049		Energen Corp.	2,794,479
15,484	[2]	Forest Oil Corp.	107,769
80,315	[2]	Helix Energy Solutions Group, Inc.	1,905,072
167,448		HollyFrontier Corp.	8,744,135
16,200		Nexen, Inc.	433,512
17,045	[2]	Northern Oil and Gas, Inc.	281,924
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Energy—continued
84,279		Oceaneering International, Inc.	$5,327,276
43,007	[2]	Oil States International, Inc.	3,336,483
91,211		Patterson-UTI Energy, Inc.	1,855,232
102,143	[2]	Plains Exploration & Production Co.	4,877,328
263,570	[2,3]	Quicksilver Resources, Inc.	722,182
42,618	[2]	Rosetta Resources, Inc	2,259,606
52,980		SM Energy Co.	3,081,317
118,316	[2]	Superior Energy Services, Inc.	2,954,351
36,602		Tidewater, Inc.	1,799,720
32,956	[2]	Unit Corp.	1,586,172
53,591		World Fuel Services Corp.	2,310,308
		TOTAL	59,537,784
		Financials—21.0%
43,591	[2]	Affiliated Managers Group	6,274,053
48,199	[2]	Alexander and Baldwin, Inc.	1,619,486
48,173		Alexandria Real Estate Equities, Inc.	3,492,543
14,519	[2]	Alleghany Corp.	5,235,406
80,157		American Campus Communities, Inc.	3,732,911
56,469		American Finl Group, Inc., Ohio	2,403,321
213,578		Apollo Investment Corp.	1,922,202
52,087		Aspen Insurance Holdings Ltd.	1,776,688
126,025		Associated Banc-Corp.	1,798,377
12,219		Astoria Financial Corp.	119,013
59,443		BRE Properties, Inc., Class A	3,024,460
65,989		Bancorpsouth, Inc.	956,841
32,777		Bank of Hawaii Corp.	1,576,246
82,899		Berkley, W. R. Corp.	3,412,952
114,799		BioMed Realty Trust, Inc.	2,336,160
87,801		Brown & Brown	2,400,479
65,101		CBOE Holdings, Inc.	2,205,622
64,046		Camden Property Trust	4,444,152
56,780		Cathay Bancorp, Inc.	1,102,100
34,838		City National Corp.	1,845,020
57,749		Commerce Bancshares, Inc.	2,168,475
61,581		Corporate Office Properties Trust	1,629,433
45,972		Cullen Frost Bankers, Inc.	2,707,291
238,484		Duke Realty Corp.	3,675,038
104,626		East West Bancorp, Inc.	2,453,480
91,313	[3]	Eaton Vance Corp.	3,305,531
43,530		Equity One, Inc.	984,213
28,499		Essex Property Trust, Inc.	4,382,576
39,235		Everest Re Group Ltd.	4,543,805
81,012		Extra Space Storage, Inc.	3,227,518
50,833		Federal Realty Investment Trust	5,380,673
72,698	[3,4]	Federated Investors, Inc.	1,720,035
160,296		Fidelity National Financial, Inc., Class A	4,023,430
103,919		First American Financial Corp.	2,482,625
260,782		First Niagara Financial Group, Inc.	2,044,531
51,971		FirstMerit Corp.	791,518
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
145,184		Fulton Financial Corp.	$1,581,054
93,683		Gallagher (Arthur J.) & Co.	3,461,587
12,019		Greenhill & Co., Inc.	707,919
75,982		HCC Insurance Holdings, Inc.	2,938,984
49,173		Hancock Holding Co.	1,486,008
32,142		Hanover Insurance Group, Inc.	1,335,822
58,115		Highwoods Properties, Inc.	2,092,140
38,158		Home Properties, Inc.	2,345,572
115,091		Hospitality Properties Trust	2,902,595
37,245		International Bancshares Corp.	728,140
93,469	[3]	Janus Capital Group, Inc.	869,262
98,900		Jefferies Group, Inc.	1,971,077
39,588		Jones Lang LaSalle, Inc.	3,647,638
39,004		Kemper Corp.	1,299,223
89,154		Liberty Property Trust	3,492,162
95,034	[2]	MSCI Inc., Class A	3,206,447
104,286		Macerich Co. (The)	6,227,960
46,396		Mack-Cali Realty Corp.	1,260,579
25,612		Mercury General Corp.	1,014,235
82,250	[3]	National Retail Properties, Inc.	2,633,645
378,142		New York Community Bancorp, Inc.	5,048,196
231,218		Old Republic International Corp.	2,635,885
68,123	[3]	Omega Healthcare Investors	1,741,224
32,730		Potlatch Corp.	1,420,155
45,195		Prosperity Bancshares, Inc.	2,038,746
77,114		Protective Life Corp.	2,439,887
75,388		Raymond James Financial, Inc.	3,364,566
93,690		Rayonier, Inc.	5,044,270
137,617		Realty Income Corp.	6,011,111
70,207		Regency Centers Corp	3,498,415
55,506		Reinsurance Group of America, Inc.	3,185,489
108,306		SEI Investments Co.	2,919,930
76,166		SL Green Realty Corp.	6,122,223
140,583		Senior Housing Properties Trust	3,386,644
42,429	[2]	Signature Bank	3,136,776
31,809		StanCorp Financial Group, Inc.	1,237,052
34,398	[2]	SVB Financial Group	2,282,995
649,056		Synovus Financial Corp.	1,674,564
129,445		TCF Financial Corp.	1,768,219
47,407		Taubman Centers, Inc.	3,863,670
45,976		Trustmark Corp.	1,063,425
173,889		UDR, Inc.	4,154,208
143,176		Valley National Bancorp	1,401,693
66,312		Waddell & Reed Financial, Inc., Class A	2,632,586
76,664		Washington Federal, Inc.	1,348,520
57,869		Webster Financial Corp. Waterbury	1,287,585
84,526		Weingarten Realty Investors	2,437,730
19,007		WestAmerica Bancorp.	844,291
		TOTAL	220,390,308
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Health Care—9.0%
87,594	[2]	Allscripts Healthcare Solutions, Inc.	$970,541
19,940	[2]	Bio-Rad Laboratories, Inc., Class A	2,268,972
37,204	[2]	Charles River Laboratories International, Inc.	1,537,269
71,655	[2]	Community Health Systems, Inc.	2,746,536
36,166		Cooper Cos., Inc.	3,665,424
43,666	[2]	Covance, Inc.	2,912,959
86,706	[2]	Endo Health Solutions, Inc.	2,745,112
49,526	[2]	HMS Holdings Corp.	1,350,079
246,970	[2]	Health Management Association, Class A	2,578,367
59,306	[2]	Health Net, Inc.	1,613,123
67,102	[2]	Henry Schein, Inc.	5,793,587
62,110		Hill-Rom Holdings, Inc.	2,060,810
208,186	[2]	Hologic, Inc.	4,963,154
41,404	[2]	IDEXX Laboratories, Inc.	3,942,075
49,694	[2]	LifePoint Hospitals, Inc.	2,172,125
32,970	[2]	MEDNAX, Inc.	2,820,913
35,670	[2]	Masimo Corp.	724,101
23,492	[2]	Mettler Toledo International, Inc.	4,992,755
72,985		Omnicare, Inc.	2,842,766
45,954		Owens & Minor, Inc.	1,406,652
51,150	[2]	PSS World Medical, Inc.	1,479,769
55,506	[2]	Regeneron Pharmaceuticals, Inc.	9,654,714
100,703	[3]	ResMed, Inc.	4,410,791
42,718		Steris Corp.	1,611,750
33,857		Techne Corp.	2,426,870
31,897		Teleflex, Inc.	2,392,275
42,898	[2]	Thoratec Laboratories Corp.	1,567,064
46,030	[2]	United Therapeutics Corp.	2,480,557
67,351		Universal Health Services, Inc., Class B	3,814,761
66,537	[2]	VCA Antech, Inc.	1,437,199
178,954	[2]	Vertex Pharmaceuticals, Inc.	8,013,560
31,538	[2]	Wellcare Health Plans, Inc.	1,599,292
		TOTAL	94,995,922
		Industrials—16.9%
74,251		AGCO Corp.	3,935,303
188,717		AMETEK, Inc.	7,735,510
34,433		Acuity Brands, Inc. Holding Company	2,368,990
80,050	[2]	Aecom Technology Corp.	2,046,878
65,067	[2]	Alaska Air Group, Inc.	3,001,541
23,829		Alliant Techsystems, Inc.	1,542,213
80,367	[2]	B/E Aerospace, Inc.	4,138,097
33,792		Brinks Co. (The)	1,007,677
37,161		CLARCOR, Inc.	1,875,144
48,457		Carlisle Cos., Inc.	3,108,517
22,800		Cascade Corp.	1,472,196
39,231	[2]	Clean Harbors, Inc.	2,180,851
28,443		Con-way, Inc.	892,541
79,322	[2]	Copart, Inc.	2,848,453
24,875		Corporate Executive Board Co.	1,246,486
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
80,196		Corrections Corp. of America	$3,038,626
35,495		Crane Co.	1,784,689
52,486		Deluxe Corp.	1,930,960
102,447		Donaldson Co., Inc.	3,853,032
194,149	[3]	Donnelley (R.R.) & Sons Co.	1,786,171
22,469	[2]	Esterline Technologies Corp.	1,491,717
189,257		Exelis, Inc.	2,079,934
46,979	[2]	FTI Consulting, Inc.	1,526,818
129,329	[2]	Fortune Brands Home & Security, Inc.	4,234,231
34,262		GATX Corp.	1,622,306
39,492		Gardner Denver, Inc.	2,779,052
23,659	[2]	General Cable Corp.	795,416
34,741	[2]	Genesee & Wyoming, Inc., Class A	2,938,394
38,105		Graco, Inc.	2,179,606
29,185		Granite Construction, Inc.	1,061,167
31,904		HNI Corp.	1,007,209
58,556		Harsco Corp.	1,492,592
40,293		Hubbell, Inc., Class B	3,668,678
71,824		Hunt (J.B.) Transportation Services, Inc.	4,831,600
36,371		Huntington Ingalls Industries, Inc.	1,611,235
64,411		IDEX Corp.	3,213,465
90,988		ITT Corp.	2,336,572
255,993	[2,3]	Jet Blue Airways Corp.	1,487,319
111,330		KBR, Inc.	3,475,723
85,805		Kansas City Southern Industries, Inc.	7,989,304
60,714		Kennametal, Inc.	2,489,881
42,510	[2]	Kirby Corp.	3,003,331
27,735		Landstar System, Inc.	1,582,004
37,223		Lennox International, Inc.	2,140,695
64,886		Lincoln Electric Holdings	3,499,302
34,755		MSC Industrial Direct Co.	2,749,816
50,636		Manpower, Inc.	2,607,754
31,781		Matson Inc.	871,117
63,092		Miller Herman, Inc.	1,558,372
21,905		Mine Safety Appliances Co.	1,012,449
45,231		Nordson Corp.	3,058,520
70,345	[2]	OshKosh Truck Corp.	2,756,117
35,530		Regal Beloit Corp.	2,634,905
22,750		Robbins & Myers, Inc.	1,325,870
49,878		Rollins, Inc.	1,232,984
40,731		SPX Corp.	3,039,755
53,769	[2]	Shaw Group, Inc.	2,544,349
70,665	[2]	Terex Corp.	2,288,133
60,969		Timken Co.	3,268,548
42,670		Towers Watson & Company	2,606,284
62,666		Trinity Industries, Inc.	2,487,840
37,397		Triumph Group, Inc.	2,631,627
71,413		URS Corp.	2,962,211
73,781		UTI Worldwide, Inc.	1,089,008
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
81,452	[2,3]	United Rentals, Inc.	$4,123,100
18,776		Valmont Industries, Inc.	2,736,039
37,494		Wabtec Corp.	3,510,188
92,425		Waste Connections, Inc.	3,329,148
21,703		Watsco, Inc.	1,635,321
54,706		Werner Enterprises, Inc.	1,292,156
44,136		Woodward Governor Co.	1,695,264
		TOTAL	177,378,301
		Information Technology—14.1%
32,655	[2]	ACI Worldwide, Inc.	1,552,419
68,060	[2]	AOL, Inc.	2,086,039
60,976	[2]	Acxiom Corp.	1,081,104
24,360	[3]	Adtran, Inc.	492,072
23,283	[2]	Advent Software, Inc.	573,926
14,567	[2]	Alliance Data Systems Corp.	2,295,759
72,635	[2]	Ansys, Inc.	5,345,936
79,654	[2]	Arrow Electronics, Inc.	3,060,307
332,851	[2]	Atmel Corp.	2,230,102
103,624	[2]	Avnet, Inc.	3,664,145
90,535		Broadridge Financial Solutions	2,133,910
84,014	[2]	CIENA Corp.	1,315,659
224,170	[2]	Cadence Design Systems, Inc.	3,122,688
173,860	[2]	Compuware Corp.	2,020,253
28,200	[2]	Concur Technologies, Inc.	1,886,580
79,664		Convergys Corp.	1,355,881
78,956	[2]	CoreLogic, Inc.	2,071,805
78,479	[2,3]	Cree, Inc.	3,386,369
151,010	[2]	Cypress Semiconductor Corp.	1,550,873
23,505		DST Systems, Inc.	1,573,425
45,700		Diebold, Inc.	1,345,408
35,483	[2]	Equinix, Inc.	7,644,103
31,296		FactSet Research Systems	2,895,506
28,126		Fair Isaac & Co., Inc.	1,267,639
91,977	[2]	Fairchild Semiconductor International, Inc., Class A	1,358,500
74,525	[2]	Gartner Group, Inc., Class A	3,838,783
62,015		Global Payments, Inc.	3,054,859
65,111		Henry Jack & Associates, Inc.	2,700,804
86,393	[2]	Informatica Corp.	3,197,405
89,489	[2]	Ingram Micro, Inc., Class A	1,626,910
114,520	[2]	Integrated Device Technology, Inc.	827,980
29,600		InterDigital, Inc.	1,284,344
78,291	[2]	International Rectifier Corp.	1,525,892
153,013		Intersil Holding Corp.	1,323,562
31,332	[2]	Itron, Inc.	1,453,491
64,281		Lender Processing Services, Inc.	1,545,315
67,827		Lexmark International Group, Class A	1,631,918
175,966	[2]	MEMC Electronic Materials	732,019
51,554	[2]	MICROS Systems Corp.	2,373,031
14,602		ManTech International Corp., Class A	360,231
7

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
76,408	[2]	Mentor Graphics Corp.	$1,308,869
176,475	[2,3]	Monster Worldwide, Inc.	1,023,555
127,547	[2]	NCR Corp.	3,541,980
69,808		National Instruments Corp.	1,982,547
51,195	[2]	Neustar, Inc., Class A	2,310,942
96,867	[2]	PTC, Inc.	2,245,377
30,551		Plantronics, Inc.	1,256,257
128,513	[2]	Polycom, Inc.	1,417,498
63,514	[2]	Qlogic Corp.	733,587
210,447	[2]	RF Micro Devices, Inc.	1,052,235
86,229	[2]	Rackspace Hosting, Inc.	6,497,355
125,581	[2]	Riverbed Technology, Inc.	2,436,271
80,795	[2]	Rovi Corporation	1,396,946
49,861	[2]	Semtech Corp.	1,503,808
27,533	[2]	Silicon Laboratories, Inc.	1,201,540
173,974	[2]	Skyworks Solutions, Inc.	4,164,938
49,124	[2]	Solarwinds, Inc.	2,673,328
52,383		Solera Holdings, Inc.	2,871,112
118,226	[2]	Synopsys, Inc.	3,953,477
27,340	[2]	Tech Data Corp.	1,391,879
486,414		Tellabs, Inc.	1,109,024
124,581	[2]	Tibco Software, Inc.	2,920,179
97,325	[2]	Trimble Navigation Ltd.	6,082,812
31,106	[2]	ValueClick, Inc.	636,740
85,458	[2]	Verifone Systems, Inc.	2,967,102
93,293	[2]	Vishay Intertechnology, Inc.	1,025,290
36,301	[2]	WEX, Inc.	2,853,622
37,086	[2]	Zebra Technologies Co., Class A	1,605,082
		TOTAL	148,950,304
		Materials—6.6%
69,760		Albemarle Corp.	4,276,986
49,563		Aptargroup, Inc.	2,553,981
58,008		Ashland, Inc.	4,554,208
43,991		Cabot Corp.	1,646,583
24,845		Carpenter Technology Corp.	1,300,139
84,149		Commercial Metals Corp.	1,401,081
25,879		Compass Minerals International, Inc.	1,864,582
36,696		Cytec Industries, Inc.	2,689,817
33,231		Domtar, Corp.	2,765,816
34,059		Greif, Inc., Class A	1,600,092
62,495	[2]	Intrepid Potash, Inc.	1,456,133
112,169	[2]	Louisiana-Pacific Corp.	2,179,444
30,607		Martin Marietta Materials	3,021,829
29,032		Minerals Technologies, Inc.	1,201,054
8,508		Newmarket Corp.	2,170,901
58,012		Olin Corp.	1,349,359
75,475		Packaging Corp. of America	2,900,504
99,438		RPM International, Inc.	3,103,460
66,345		Reliance Steel & Aluminum Co.	4,293,848
8

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Materials—continued
53,895		Rock-Tenn Co.	$4,255,010
43,868		Royal Gold, Inc.	3,275,623
28,819		Scotts Co.	1,259,967
37,266		Sensient Technologies Corp.	1,419,835
37,794		Silgan Holdings, Inc.	1,621,363
94,038		Sonoco Products Co.	2,914,238
166,985		Steel Dynamics, Inc.	2,539,842
66,945		Valspar Corp.	4,437,115
43,950		Worthington Industries, Inc.	1,207,746
		TOTAL	69,260,556
		Telecommunication Services—0.5%
116,094	[2]	TW Telecom, Inc.	3,207,677
98,166		Telephone and Data System, Inc.	2,482,618
		TOTAL	5,690,295
		Utilities—4.7%
83,902		Alliant Energy Corp.	3,846,068
111,636		Aqua America, Inc.	3,039,848
67,323		Atmos Energy Corp.	2,515,187
46,655		Black Hills Corp.	1,882,529
35,349		Cleco Corp.	1,511,170
142,326		Great Plains Energy, Inc.	3,045,776
94,456		Hawaiian Electric Industries, Inc.	2,547,478
36,731		Idacorp, Inc.	1,704,686
145,484		MDU Resources Group, Inc.	3,392,687
177,274		NV Energy, Inc.	3,355,797
64,905		National Fuel Gas Co.	3,530,832
74,877		OGE Energy Corp.	4,396,029
85,279		PNM Resources, Inc.	1,821,560
138,010		Questar Corp.	3,205,972
86,622		UGI Corp.	3,052,559
60,520		Vectren Corp.	1,910,011
37,654		WGL Holdings, Inc.	1,578,832
94,727		Westar Energy, Inc.	2,848,441
		TOTAL	49,185,462
		TOTAL COMMON STOCKS (IDENTIFIED COST $686,656,634)	992,227,647
		Corporate Bond—0.3%
		Information Technology—0.3%
$1,000,000		Alliance Data Systems Corp., 4.750%, 05/15/2014 (IDENTIFIED COST $2,797,080)	3,339,500
		MUTUAL FUND—8.3%
87,485,324	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	87,485,324
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $776,939,038)[7]	1,083,052,471
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[8]	(31,076,132)
		TOTAL NET ASSETS—100%	$1,051,976,339
At January 31, 2013, the Fund had the following outstanding futures contracts:1
9

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 Index Long Futures	575	$62,744,000	March 2013	$3,691,105
The average notional value of long futures contracts held by the Fund throughout the period was $55,145,995. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $62,744,000 at January 31, 2013, which represents 6.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.5%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$31,954,873	$32,858,495
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2013, the cost of investments for federal tax purposes was $776,939,038. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $306,113,433. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $328,797,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,684,137.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$980,429,953	$—	$—	$980,429,953
International	11,797,694	—	—	11,797,694
Debt Securities:
Corporate Bond	—	3,339,500	—	3,339,500
Mutual Fund	87,485,324	—	—	87,485,324
TOTAL SECURITIES	$1,079,712,971	$3,339,500	$—	$1,083,052,471
OTHER FINANCIAL INSTRUMENTS*	$3,691,105	$—	$—	$3,691,105
*	Other financial instruments include futures contracts.
11
Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—94.5%[1]
		Consumer Discretionary—10.9%
1,986		Abercrombie & Fitch Co., Class A	$99,300
13,466	[2]	Amazon.com, Inc.	3,575,223
1,233	[2]	Apollo Group, Inc., Class A	24,931
1,244	[2]	AutoZone, Inc.	459,907
8,787	[2]	Bed Bath & Beyond, Inc.	515,797
25,793		Best Buy Co., Inc.	419,394
593	[2]	Big Lots, Inc.	19,065
7,964		Block (H&R), Inc.	181,340
3,721	[2]	BorgWarner, Inc.	276,024
16,154		CBS Corp., Class B	673,945
24,636		Cablevision Systems Corp., Class A	360,671
7,311	[2]	CarMax, Inc.	288,200
23,227		Carnival Corp.	899,349
366	[2]	Chipotle Mexican Grill, Inc.	112,366
10,409		Coach, Inc.	530,859
98,294		Comcast Corp., Class A	3,743,036
8,215	[2]	Discovery Communications, Inc.	569,957
3,722		Darden Restaurants, Inc.	173,073
9,792		Delphi Automotive PLC	378,559
27,388	[2]	DirecTV	1,400,622
8,770	[2]	Dollar General Corp.	405,349
8,270	[2]	Dollar Tree, Inc.	330,717
2,729		Expedia, Inc.	178,067
2,713		Family Dollar Stores, Inc.	153,827
162,092		Ford Motor Co.	2,099,091
4,389	[2]	Fossil, Inc.	463,391
21,345		Gannett Co., Inc.	419,002
9,598		Gap (The), Inc.	313,663
10,633	[3]	Garmin Ltd.	402,884
5,074		Genuine Parts Co.	345,184
27,311	[2]	Goodyear Tire & Rubber Co.	375,799
7,553		Harley Davidson, Inc.	395,928
1,827		Harman International Industries, Inc.	81,813
2,977		Hasbro, Inc.	111,251
55,283		Home Depot, Inc.	3,699,538
6,605		International Game Technology	101,519
12,002		Interpublic Group Cos., Inc.	145,344
33,738		Johnson Controls, Inc.	1,048,914
13,474		Kohl's Corp.	623,711
3,597		Leggett and Platt, Inc.	105,896
239		Lennar Corp., Class A	9,928
7,924		Limited Brands	380,510
40,828		Lowe's Cos., Inc.	1,559,221
13,550		Macy's, Inc.	535,361
15,500		Marriott International, Inc., Class A	619,690
11,505		Mattel, Inc.	432,933
38,158		McDonald's Corp.	3,636,076

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
9,524		McGraw-Hill Cos., Inc.	$547,821
1,783	[2]	NetFlix, Inc.	294,623
8,636		Newell Rubbermaid, Inc.	202,773
73,747		News Corp., Inc., Class A	2,045,742
27,555		Nike, Inc., Class B	1,489,348
4,793		Nordstrom, Inc.	264,717
4,235	[2]	O'Reilly Automotive, Inc.	392,373
8,972		Omnicom Group, Inc.	487,000
2,937	[2]	Penney (J.C.) Co., Inc.	59,709
3,619		PetSmart, Inc.	236,719
1,797	[2]	Priceline.com, Inc.	1,231,790
24,696	[2]	Pulte Group, Inc.	512,195
1,996		Ralph Lauren Corp.	332,294
8,628		Ross Stores, Inc.	515,092
2,403		Scripps Networks Interactive	148,433
6,779		Staples, Inc.	91,381
28,392		Starbucks Corp.	1,593,359
6,531		Starwood Hotels & Resorts	401,069
27,677		TJX Cos., Inc.	1,250,447
23,566		Target Corp.	1,423,622
4,037		Tiffany & Co.	265,433
10,806		Time Warner Cable, Inc.	965,408
34,477		Time Warner, Inc.	1,741,778
3,007	[2]	TripAdvisor, Inc.	139,164
2,925	[2]	Urban Outfitters, Inc.	125,161
2,959		V.F. Corp.	436,689
16,455		Viacom, Inc., Class B - New	993,059
65,478		Walt Disney Co.	3,527,955
824		Washington Post Co., Class B	317,800
4,302		Whirlpool Corp.	496,365
4,359		Wyndham Worldwide Corp.	243,189
5,040		Wynn Resorts Ltd.	631,109
16,146		Yum! Brands, Inc.	1,048,521
		TOTAL	58,128,363
		Consumer Staples—10.2%
74,396		Altria Group, Inc.	2,505,657
22,917		Archer-Daniels-Midland Co.	653,822
30,980		Avon Products, Inc.	526,040
5,157		Beam, Inc.	316,330
6,458		Brown-Forman Corp., Class B	417,833
45,984		CVS Corp.	2,354,381
5,320		Campbell Soup Co.	195,297
4,931		Clorox Co.	386,640
8,657		Coca-Cola Enterprises, Inc.	301,870
16,189		Colgate-Palmolive Co.	1,738,213
13,710		ConAgra Foods, Inc.	448,180
4,395	[2]	Constellation Brands, Inc., Class A	142,222
18,647		Costco Wholesale Corp.	1,908,334
20,870	[2]	Dean Foods Co.	382,130
7,330		Dr. Pepper Snapple Group, Inc.	330,363
5,036		Estee Lauder Cos., Inc., Class A	306,843

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
23,442		General Mills, Inc.	$983,157
11,186		Heinz (H.J.) Co.	678,207
4,955		Hershey Foods Corp.	393,675
6,300		Hormel Foods Corp.	218,043
8,410		Kellogg Co.	491,985
14,270		Kimberly-Clark Corp.	1,277,308
21,128		Kraft Foods Group, Inc.	976,536
17,434		Kroger Co.	482,922
13,412		Lorillard, Inc.	524,007
4,330		McCormick & Co., Inc.	269,976
7,527		Mead Johnson Nutrition Co.	572,052
11,385		Molson Coors Brewing Co., Class B	514,374
64,785		Mondelez International, Inc.	1,800,375
245	[2]	Monster Beverage Corp.	11,736
58,468		PepsiCo, Inc.	4,259,394
62,362		Philip Morris International, Inc.	5,497,834
105,834		Procter & Gamble Co.	7,954,483
17,865		Reynolds American, Inc.	785,703
22,055	[3]	Safeway, Inc.	424,559
6,911		Smucker (J.M.) Co.	612,522
14,085		Sysco Corp.	447,480
145,905		The Coca-Cola Co.	5,433,502
21,973		Tyson Foods, Inc., Class A	486,043
61,961		Wal-Mart Stores, Inc.	4,334,172
30,936		Walgreen Co.	1,236,203
6,994		Whole Foods Market, Inc.	673,172
		TOTAL	54,253,575
		Energy—10.5%
18,103		Anadarko Petroleum Corp.	1,448,602
11,707		Apache Corp.	980,578
15,375		Baker Hughes, Inc.	687,570
604		CONSOL Energy, Inc.	18,929
12,648		Cabot Oil & Gas Corp., Class A	667,562
8,428	[2]	Cameron International Corp.	533,577
6,124		Chesapeake Energy Corp.	123,582
73,219		Chevron Corp.	8,431,168
44,673		ConocoPhillips	2,591,034
11,808	[2]	Denbury Resources, Inc.	219,983
13,229		Devon Energy Corp.	756,567
5,948		Diamond Offshore Drilling, Inc.	446,635
9,988		EOG Resources, Inc.	1,248,300
4,771		EQT Corp.	283,445
7,917		Ensco PLC	503,284
171,108		Exxon Mobil Corp.	15,394,587
3,552	[2]	FMC Technologies, Inc.	168,187
33,543		Halliburton Co.	1,364,529
3,155		Helmerich & Payne, Inc.	202,993
10,395		Hess Corp.	698,128
22,346		Kinder Morgan, Inc.	837,081
24,986		Marathon Oil Corp.	839,780
12,010		Marathon Petroleum Corp.	891,262

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
6,127		Murphy Oil Corp.	$364,679
25,994	[2]	Nabors Industries Ltd.	433,320
15,946		National-Oilwell, Inc.	1,182,237
3,346	[2]	Newfield Exploration Co.	98,707
8,800		Nexen, Inc.	235,488
8,201		Noble Corp.	332,141
6,991		Noble Energy, Inc.	753,560
30,055		Occidental Petroleum Corp.	2,652,955
8,157		Peabody Energy Corp.	205,149
27,667		Phillips 66	1,675,790
4,350		Pioneer Natural Resources, Inc.	511,299
5,001		QEP Resources, Inc.	146,779
6,083		Range Resources Corp.	408,595
3,213	[2]	Rowan Companies PLC	110,784
49,323		Schlumberger Ltd.	3,849,660
14,330	[2]	Southwestern Energy Co.	491,519
23,499		Spectra Energy Corp.	652,802
4,212		Tesoro Petroleum Corp.	205,082
19,591		Valero Energy Corp.	856,715
24,609	[2]	WPX Energy, Inc.	369,873
23,806		Williams Companies, Inc.	834,400
		TOTAL	55,708,897
		Financials—14.8%
12,141		Ace, Ltd.	1,035,991
22,303		Aflac, Inc.	1,183,397
16,903		Allstate Corp.	742,042
35,637		American Express Co.	2,095,812
62,000	[2]	American International Group, Inc.	2,345,460
18,026		American Tower Corp.	1,372,680
6,964		Ameriprise Financial, Inc.	461,852
11,066		Aon PLC	638,951
14,458		Apartment Investment & Management Co., Class A	394,414
1,649		Assurant, Inc.	63,058
3,920		Avalonbay Communities, Inc.	508,777
24,588		BB&T Corp.	744,525
425,892		Bank of America Corp.	4,821,086
67,840	[2]	Berkshire Hathaway, Inc., Class B	6,575,731
4,489		Blackrock, Inc.	1,060,661
5,190		Boston Properties, Inc.	546,403
22,894	[2]	CBRE Group, Inc.	494,052
10,623		CME Group, Inc.	614,434
26,337		Capital One Financial Corp.	1,483,300
9,194		Chubb Corp.	738,370
11,398		Cincinnati Financial Corp.	483,731
108,704		Citigroup, Inc.	4,582,961
17,593		Discover Financial Services	675,395
33,547	[2]	E*Trade Financial Corp.	355,934
11,183		Equity Residential Properties Trust	619,426
30,532		Fifth Third Bancorp	497,366
4,805		Franklin Resources, Inc.	657,708
45,864	[2]	Genworth Financial, Inc. , Class A	420,573

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
16,212		Goldman Sachs Group, Inc.	$2,397,106
15,874		HCP, Inc.	736,395
6,212		Hartford Financial Services Group, Inc.	154,058
13,720		Health Care REIT, Inc.	862,165
24,220		Host Hotels & Resorts, Inc.	406,654
47,161		Hudson City Bancorp, Inc.	403,227
24,734		Huntington Bancshares, Inc.	172,149
2,356	[2]	InterContinentalExchange, Inc.	326,895
14,859		Invesco Ltd.	404,908
141,392		JPMorgan Chase & Co.	6,652,494
29,538		KeyCorp	277,657
12,851		Kimco Realty Corp.	266,915
2,587		Legg Mason, Inc.	71,531
5,431		Leucadia National Corp.	138,219
8,581		Lincoln National Corp.	248,677
10,497		Loews Corp.	455,255
4,069		M & T Bank Corp.	417,846
21,455		Marsh & McLennan Cos., Inc.	761,223
34,197		MetLife, Inc.	1,276,916
6,349		Moody's Corp.	348,052
40,621		Morgan Stanley	928,190
2,580		NASDAQ OMX Group, Inc.	73,066
16,538		NYSE Euronext	571,719
7,202		Northern Trust Corp.	370,687
19,004		PNC Financial Services Group	1,174,447
9,010		People's United Financial, Inc.	110,913
5,027		Plum Creek Timber Co., Inc.	242,201
8,708		Principal Financial Group	270,035
18,610		Progressive Corp., Ohio	418,539
23,468		ProLogis, Inc.	936,373
16,529		Prudential Financial, Inc.	956,698
5,498		Public Storage, Inc.	846,307
85,688		Regions Financial Corp.	666,653
14,329		SLM Holding Corp.	242,017
38,031		Schwab (Charles) Corp.	628,652
11,283		Simon Property Group, Inc.	1,807,311
16,518		State Street Corp.	919,227
18,446		SunTrust Banks, Inc.	523,313
8,857		T. Rowe Price Group, Inc.	632,833
53,047		The Bank of New York Mellon Corp.	1,440,756
13,646		The Travelers Cos, Inc.	1,070,665
2,650		Torchmark Corp.	147,631
68,956		U.S. Bancorp	2,282,444
8,147		Unum Group	189,907
10,321		Ventas, Inc.	684,179
5,758		Vornado Realty Trust	486,321
182,046		Wells Fargo & Co.	6,340,662
18,643		Weyerhaeuser Co.	561,527
9,445		XL Group PLC	261,815
4,683		Zions Bancorp	109,208
		TOTAL	78,886,728

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—11.8%
28,174		Amgen, Inc.	$2,407,750
66,810		Abbott Laboratories	2,263,523
66,002		AbbVie, Inc.	2,421,613
4,199	[2]	Actavis, Inc.	362,752
11,523		Aetna, Inc.	555,754
11,927		Agilent Technologies, Inc.	534,091
7,064	[2]	Alexion Pharmaceuticals, Inc.	663,945
12,001		Allergan, Inc.	1,260,225
7,716		AmerisourceBergen Corp.	350,075
2,883		Bard (C.R.), Inc.	294,268
19,839		Baxter International, Inc.	1,345,878
7,497		Becton, Dickinson & Co.	630,048
8,896	[2]	Biogen Idec, Inc.	1,388,488
44,346	[2]	Boston Scientific Corp.	331,265
61,863		Bristol-Myers Squibb Co.	2,235,729
9,855		CIGNA Corp.	574,941
11,611		Cardinal Health, Inc.	508,678
6,704	[2]	CareFusion Corp.	208,092
15,343	[2]	Celgene Corp.	1,518,343
6,063	[2]	Cerner Corp.	500,501
3,951		Coventry Health Care, Inc.	181,074
17,002		Covidien PLC	1,059,905
2,702	[2]	DaVita HealthCare Partners, Inc.	311,838
4,121		Dentsply International, Inc.	172,093
4,465	[2]	Edwards Lifesciences Corp.	401,537
29,659	[2]	Express Scripts Holding Co.	1,584,384
7,386	[2]	Forest Laboratories, Inc., Class A	268,112
55,522	[2]	Gilead Sciences, Inc.	2,190,343
4,724	[2]	Hospira, Inc.	161,183
2,543		Humana, Inc.	189,097
1,577	[2]	Intuitive Surgical, Inc.	905,797
104,536		Johnson & Johnson	7,727,301
3,139	[2]	Laboratory Corp. of America Holdings	280,940
2,397	[2]	Life Technologies, Inc.	155,062
37,342		Lilly (Eli) & Co.	2,004,892
8,372		McKesson Corp.	880,986
38,027		Medtronic, Inc.	1,772,058
119,712		Merck & Co., Inc.	5,177,544
24,194	[2]	Mylan, Inc.	683,964
27,350	[2]	PSS World Medical, Inc.	791,235
2,289		Patterson Cos., Inc.	82,702
2,870		PerkinElmer, Inc.	101,139
2,839		Perrigo Co.	285,348
274,102		Pfizer, Inc.	7,477,502
5,090		Quest Diagnostics, Inc.	294,965
10,330		St. Jude Medical, Inc.	420,431
11,620		Stryker Corp.	727,993
10,673	[2]	Tenet Healthcare Corp.	414,433
17,083		Thermo Fisher Scientific, Inc.	1,232,368
42,766		UnitedHealth Group, Inc.	2,361,111
4,803	[2]	Varian Medical Systems, Inc.	339,332

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
5,983	[2]	Waters Corp.	$547,863
15,206		Wellpoint, Inc.	985,653
5,833		Zimmer Holdings, Inc.	435,142
		TOTAL	62,961,286
		Industrials—10.0%
23,361		3M Co.	2,348,949
2,335		Avery Dennison Corp.	89,921
24,749		Boeing Co.	1,828,209
2,325		C.H. Robinson Worldwide, Inc.	153,799
49,859		CSX Corp.	1,098,394
12,200		Cascade Corp.	787,754
23,995		Caterpillar, Inc.	2,360,868
2,796		Cintas Corp.	118,159
6,656		Cummins, Inc.	764,309
20,978		Danaher Corp.	1,257,212
14,147		Deere & Co.	1,330,667
5,984		Dover Corp.	413,973
16,428		Eaton Corp., PLC	935,575
26,436		Emerson Electric Co.	1,513,461
3,626		Equifax, Inc.	212,846
7,971		Expeditors International Washington, Inc.	341,956
11,125		Fastenal Co.	552,690
10,454		FedEx Corp.	1,060,558
1,874		Flowserve Corp.	293,787
5,475		Fluor Corp.	354,944
11,708		General Dynamics Corp.	776,240
390,749		General Electric Co.	8,705,888
28,627		Honeywell International, Inc.	1,953,507
16,766		Illinois Tool Works, Inc.	1,053,408
9,510		Ingersoll-Rand PLC	488,719
4,778		Iron Mountain, Inc.	163,455
10,034	[2]	Jacobs Engineering Group, Inc.	482,736
3,165		Joy Global, Inc.	199,933
6,766		L-3 Communications Holdings, Inc.	513,675
12,874		Lockheed Martin Corp.	1,118,364
10,621		Masco Corp.	195,320
15,412		Norfolk Southern Corp.	1,061,424
12,978		Northrop Grumman Corp.	844,089
12,190		PACCAR, Inc.	573,661
3,433		Pall Corp.	234,474
6,126		Parker-Hannifin Corp.	569,534
2,965		Pentair Ltd.	150,266
28,295	[3]	Pitney Bowes, Inc.	407,731
5,248		Precision Castparts Corp.	962,483
6,301	[2]	Quanta Services, Inc.	182,540
11,443		Raytheon Co.	602,817
19,139		Republic Services, Inc.	610,343
13,000		Robbins & Myers, Inc.	757,640
4,659		Rockwell Automation, Inc.	415,536
4,402		Rockwell Collins, Inc.	259,190
4,110		Roper Industries, Inc.	482,720

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
6,465		Ryder Systems, Inc.	$367,083
1,570		Snap-On, Inc.	127,201
49,932		Southwest Airlines Co.	559,738
5,669		Stanley Black & Decker, Inc.	435,549
3,747	[2]	Stericycle, Inc.	353,529
19,315		Textron, Inc.	555,499
14,138		The ADT Corp.	671,555
15,799		Tyco International Ltd.	477,604
17,394		Union Pacific Corp.	2,286,615
26,201		United Parcel Service, Inc.	2,077,477
31,039		United Technologies Corp.	2,718,085
2,470		W. W. Grainger, Inc.	538,015
14,952		Waste Management, Inc.	543,954
8,768		Xylem, Inc.	244,890
		TOTAL	53,540,518
		Information Technology—17.2%
24,376		Accenture PLC	1,752,391
17,242	[2]	Adobe Systems, Inc.	652,265
5,394	[2]	Akamai Technologies, Inc.	219,590
10,497		Altera Corp.	350,810
5,264		Amphenol Corp., Class A	355,688
10,150		Analog Devices, Inc.	442,946
35,143		Apple, Inc.	16,000,959
40,941		Applied Materials, Inc.	528,548
7,122	[2]	Autodesk, Inc.	276,903
19,031		Automatic Data Processing, Inc.	1,128,348
4,132	[2]	BMC Software, Inc.	171,685
17,949		Broadcom Corp.	582,445
10,548		CA, Inc.	261,801
196,544		Cisco Systems, Inc.	4,042,910
7,151	[2]	Citrix Systems, Inc.	523,167
11,695	[2]	Cognizant Technology Solutions Corp.	914,315
11,748		Computer Sciences Corp.	491,066
51,257		Corning, Inc.	615,084
50,879		Dell, Inc.	673,638
89,388	[2]	EMC Corp., Mass	2,199,839
42,738	[2]	eBay, Inc.	2,390,336
8,059	[2]	Electronic Arts, Inc.	126,768
4,378	[2]	FIserv, Inc.	351,597
3,543		FLIR Systems, Inc.	84,217
2,821	[2]	F5 Networks, Inc.	295,866
7,972		Fidelity National Information Services, Inc.	295,841
443	[2]	First Solar, Inc.	12,484
10,013	[2]	Google, Inc.	7,566,724
3,184		Harris Corp.	147,101
85,535		Hewlett-Packard Co.	1,412,183
198,349		Intel Corp.	4,173,263
39,557		International Business Machines Corp.	8,032,840
11,219		Intuit, Inc.	699,841
4,902	[2]	JDS Uniphase Corp.	71,128
4,374		Jabil Circuit, Inc.	82,712

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
16,982	[2]	Juniper Networks, Inc.	$380,057
5,336		KLA-Tencor Corp.	293,000
13,739	[2]	LSI Logic Corp.	96,723
5,212	[2]	Lam Research Corp.	214,422
15,567		Linear Technology Corp.	570,064
4,101		Mastercard, Inc., Class A	2,125,958
5,790		Microchip Technology, Inc.	193,675
71,429	[2]	Micron Technology, Inc.	540,003
284,896		Microsoft Corp.	7,826,093
3,323		Molex, Inc.	90,253
9,943		Motorola Solutions, Inc.	580,572
19,327		NVIDIA Corp.	236,949
12,022	[2]	NetApp, Inc.	432,792
140,338		Oracle Corp.	4,983,402
19,869		Paychex, Inc.	648,325
64,054		Qualcomm, Inc.	4,229,486
7,860	[2]	Red Hat, Inc.	436,702
3,451	[2]	Salesforce.com, Inc.	594,021
8,035	[2]	Sandisk Corp.	401,670
18,739		Seagate Technology	636,751
23,701	[2]	Symantec Corp.	515,971
14,541		TE Connectivity Ltd.	565,354
5,574	[2]	Teradata Corp.	371,563
40,459		Texas Instruments, Inc.	1,338,384
4,406		Total System Services, Inc.	102,440
4,638	[2]	Verisign, Inc.	201,336
19,507		Visa, Inc., Class A Shares	3,080,350
7,122		Western Digital Corp.	334,734
18,768		Western Union Co.	267,069
41,156		Xerox Corp.	329,660
8,401		Xilinx, Inc.	306,552
51,815	[2]	Yahoo, Inc.	1,017,128
		TOTAL	91,868,758
		Materials—3.1%
8,254		Air Products & Chemicals, Inc.	721,647
2,178		Airgas, Inc.	207,433
34,311		Alcoa, Inc.	303,309
2,396		Allegheny Technologies, Inc.	75,833
4,673		Ball Corp.	208,042
2,465		Bemis Co., Inc.	87,951
2,136		CF Industries Holdings, Inc.	489,507
3,939		Cliffs Natural Resources, Inc.	146,964
43,490		Dow Chemical Co.	1,400,378
33,893		Du Pont (E.I.) de Nemours & Co.	1,608,223
5,050		Eastman Chemical Co.	359,308
6,416		Ecolab, Inc.	464,518
4,332		FMC Corp.	266,288
34,135		Freeport-McMoRan Copper & Gold, Inc.	1,203,259
2,898		International Flavors & Fragrances, Inc.	204,106
15,253		International Paper Co.	631,779
18,216		LyondellBasell Industries NV, Class A	1,155,259

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
5,017		MeadWestvaco Corp.	$157,283
20,162		Monsanto Co.	2,043,419
6,299		Mosaic Co./The	385,814
19,639		Newmont Mining Corp.	843,691
10,830		Nucor Corp.	498,288
15,065	[2]	Owens-Illinois, Inc.	358,547
3,564		PPG Industries, Inc.	491,369
11,591		Praxair, Inc.	1,279,299
4,590		Sealed Air Corp.	85,925
2,898		Sherwin-Williams Co.	469,882
5,162		Sigma-Aldrich Corp.	399,177
3,997		Vulcan Materials Co.	226,070
		TOTAL	16,772,568
		Telecommunication Services—2.8%
211,412		AT&T, Inc.	7,355,023
22,155		CenturyLink, Inc.	896,170
10,290	[2]	Crown Castle International Corp.	725,651
37,756	[2]	MetroPCS Communications, Inc.	378,693
157,350	[2]	Sprint Nextel Corp.	885,880
105,795		Verizon Communications	4,613,720
16,847		Windstream Corp.	164,090
		TOTAL	15,019,227
		Utilities—3.2%
46,727		AES Corp.	506,521
3,203		AGL Resources, Inc.	133,885
7,536		Ameren Corp.	244,468
17,064		American Electric Power Co., Inc.	772,828
7,915		CMS Energy Corp.	203,415
13,560		CenterPoint Energy, Inc.	277,166
10,203		Consolidated Edison Co.	580,347
5,646		DTE Energy Co.	357,448
22,180		Dominion Resources, Inc.	1,200,160
25,649		Duke Energy Corp.	1,763,112
11,140		Edison International	536,837
5,884		Entergy Corp.	380,106
30,404		Exelon Corp.	955,902
14,430		FirstEnergy Corp.	584,271
2,707		Integrys Energy Group, Inc.	148,046
22,647		NRG Energy, Inc.	543,528
15,300		NextEra Energy, Inc.	1,102,365
9,757		NiSource, Inc.	263,732
12,171		Northeast Utilities Co.	495,725
6,604		ONEOK, Inc.	310,454
14,916		P G & E Corp.	636,018
30,250		PPL Corp.	916,272
3,691		Pinnacle West Capital Corp.	197,026
19,768		Public Service Enterprises Group, Inc.	616,366
5,007		SCANA Corp.	234,378
7,755		Sempra Energy	582,013
33,889		Southern Co.	1,498,910
4,791		TECO Energy, Inc.	85,136

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
9,920		Wisconsin Energy Corp.	$391,146
18,600		Xcel Energy, Inc.	516,708
		TOTAL	17,034,289
		TOTAL COMMON STOCKS (IDENTIFIED COST $184,298,468)	504,174,209
		MUTUAL FUND—2.5%
13,309,129	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	13,309,129
		TOTAL INVESTMENTS—97.0% (IDENTIFIED COST $197,607,597)[7]	517,483,338
		OTHER ASSETS AND LIABILITIES - NET—3.0%[8]	16,226,171
		TOTAL NET ASSETS—100%	$533,709,509
At January 31, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	36	$2,687,940	March 2013	$128,503
2S&P 500 Index Long Futures	81	$30,239,325	March 2013	$436,987
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$565,490
The average notional value of long futures contracts held by the Fund throughout the period was $31,837,073. This is based on the contracts held as of each month-end throughout the three month period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $32,927,265 at January 31, 2013, which represents 6.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 103.8%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$1,202,030	$1,176,000
4	Affiliated holdings.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2013, the cost of investments for federal tax purposes was $197,607,597. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $319,875,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $320,070,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $194,468.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.

■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013